SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary Of Significant Accounting Policies [Line Items]
Net gain (loss) reclassified into net loss	$ (4,997)	$ (3,471)	$ 669
Cost of revenues
Summary Of Significant Accounting Policies [Line Items]
Net gain (loss) reclassified into net loss	(429)	(365)	72
Research and development
Summary Of Significant Accounting Policies [Line Items]
Net gain (loss) reclassified into net loss	(2,563)	(1,709)	331
Sales and marketing
Summary Of Significant Accounting Policies [Line Items]
Net gain (loss) reclassified into net loss	(741)	(614)	129
General and administrative
Summary Of Significant Accounting Policies [Line Items]
Net gain (loss) reclassified into net loss	$ (1,264)	$ (783)	$ 137